Shareholder Report, Average Annual Return (Details)	6 Months Ended		12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000107966
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dynamic International Opportunity Fund
C000108013
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dynamic International Opportunity Fund
Without Sales Load [Member] | C000107966
Average Annual Return [Line Items]
Average Annual Return, Percent	2.87%		7.09%	4.26%	3.27%
Without Sales Load [Member] | C000108013
Average Annual Return [Line Items]
Average Annual Return, Percent	2.78%		6.86%	4.00%	3.01%
Without Sales Load [Member] | C000107964
Average Annual Return [Line Items]
Average Annual Return, Percent	5.37%		10.95%	10.72%	8.36%
Without Sales Load [Member] | C000107965
Average Annual Return [Line Items]
Average Annual Return, Percent	5.30%		10.73%	10.45%	8.10%
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Net (USD)
Average Annual Return, Percent	5.69%		11.62%	5.55%	3.84%
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Net (USD)
Average Annual Return, Percent	5.69%		11.62%	5.55%	3.84%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.29%		24.56%	15.05%	12.86%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.29%		24.56%	15.05%	12.86%
3141 - 70% - MSCI AC World Ex USA Net / 30% - Bloomberg Agg
Average Annual Return [Line Items]
Line Graph and Table Measure Name		3141 - 70% - MSCI AC World Ex USA Net / 30% - Bloomberg Agg
Average Annual Return, Percent	2.98%		8.38%	3.41%	2.71%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent	(3.17%)		0.92%	(2.02%)	(0.42%)
3141 - 70% - MSCI AC World Ex USA Net / 30% - Bloomberg Agg
Average Annual Return [Line Items]
Line Graph and Table Measure Name		3141 - 70% - MSCI AC World Ex USA Net / 30% - Bloomberg Agg
Average Annual Return, Percent	2.98%		8.38%	3.41%	2.71%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent	(3.17%)		0.92%	(2.02%)	(0.42%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.71%)		2.63%	(0.23%)	1.35%
3142 - 70% S&P 500 TR / 30% - Bloomberg US Agg
Average Annual Return [Line Items]
Average Annual Return, Percent	10.32%		17.66%	10.53%	9.51%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.71%)		2.63%	(0.23%)	1.35%
3142 - 70% S&P 500 TR / 30% - Bloomberg US Agg
Average Annual Return [Line Items]
Average Annual Return, Percent	10.32%		17.66%	10.53%	9.51%